Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events

(a) Registered Direct Offering: On July 18, 2022, the Company completed a direct offering of 17,000,000 common shares at a price of $0.35 per share and Warrants to purchase up to 17,000,000 common shares at a concurrent private placement. Each Class A warrant is immediately exercisable for one common share at an exercise price of $0.35 per share and will expire five and a half years from issuance. The offering closed on July 19, 2022, and the Company received net proceeds of $5.33 million.

(b) Acquisition of New Vessel: On July 5, 2022 the Company took delivery of the Aframax tanker vessel “P. Sophia” (formerly “Maran Sagitta”) and paid the purchase price of $27,577 with a combination of own funds and proceeds from a new loan facility (see paragraph (c) below).

(c) New Loan Facility with Piraeus Bank: On July 1, 2022 and in relation with the acquisition of the vessel “P. Sophia” discussed above (see paragraph (b)), the Company utilized the full amount of $31,933 of the loan facility with Piraeus bank dated June 30, 2022 (Note 7) and paid arrangement fees of $240. On July 5, 2022 and after the repayment of $7,333 being the outstanding balance of the respective tranche, the ship-owning company of “P. Yanbu” was released from the loan agreement dated December 3, 2020 (Note 7), which remains in effect for the two vessels “P. Fos” and “P. Kikuma”.

(d) Receipt of NASDAQ Notice: On July 13, 2022, the Company received written notification from The NASDAQ Stock Market LLC (“NASDAQ”), indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5450(a)(1). The applicable grace period to regain compliance is until January 9, 2023. The Company intends to cure this deficiency within the prescribed grace period.